SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED PAYMENTS [Abstract]
Schedule of Stock Option Activity

The following summary of stock option activity under the 2007, 2011 and 2012 Share Incentive Plan as of December 31, 2012 and 2013, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2013	16,721,266	$1.19	$1.27
Exercised	(18,400)	1.15	1.40
Forfeited	(2,047,336)	1.55	1.19
Outstanding at December 31, 2013	14,655,530	1.14	1.27	2.85	557
Options vested and expected to vest as of December 31, 2013	14,654,776	$1.14	$1.23	2.79	557
Options exercisable as of December 31, 2013	13,701,628	$1.17	$1.29	2.85	279

Schedule of Stock Option Assumptions

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

For the years ended December 31,
	2011	2012	2013

Risk-free interest rate of return	0.00%-0.79%	0.12%-0.34%	0.12%-1.10%
Expected term	0.4-3.1 years	0.07-3.19 years	0.33-4.42 years
Volatility	70.64%-70.74%	67.57%-94.43%	64.75%-94.43%
Dividend yield	-	-	-